Document and Entity Information Document	Dec. 19, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 19, 2019
Entity Registrant Name	ALLSTATE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11840
Entity Tax Identification Number	36-3871531
Entity Address, Address Line One	2775 Sanders Road
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	402-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000899051
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ALL
Security Exchange Name	NYSE
Common Stock | CHICAGO STOCK EXCHANGE, INC
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ALL
Security Exchange Name	CHX
Subordinated Debentures Due 2053 at 5.10 Percent
Document Information [Line Items]
Title of 12(b) Security	5.100% Fixed-to-Floating Rate Subordinated Debentures due 2053
Trading Symbol	ALL.PR.B
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 5.625% Noncumulative Preferred Stock, Series A
Trading Symbol	ALL PR A
Security Exchange Name	NYSE
Series G Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 5.625% Noncumulative Preferred Stock, Series G
Trading Symbol	ALL PR G
Security Exchange Name	NYSE
Series H Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 5.100% Noncumulative Preferred Stock, Series H
Trading Symbol	ALL PR H
Security Exchange Name	NYSE
Series I Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 4.750% Noncumulative Preferred Stock, Series I
Trading Symbol	ALL PR I
Security Exchange Name	NYSE